VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited)

Shares		Value

Private Investment Funds* - 78.9%
	Diversified - 78.9%
	AEW Core Property Trust (U.S.), Inc., REIT
132,272	Class A Shares	$136,454,332
47,116	Class B Shares	48,605,769
—	AEW Value Investors US LP**	24,830,187
562,619	Barings Core Property Fund LP	75,177,085
63,921	Barings European Core Property Fund	75,666,781
74,093,483	CBRE U.S Core Partners REIT Operating LP	106,531,610
39,221	Clarion Gables Multifamily Trust LP	50,477,672
158,382	Clarion Lion Properties Fund LLC	241,438,428
86,966	Harrison Street Core Property Fund	119,651,345
172,306	Heitman America Real Estate LP	211,291,380
107,563	Heitman Core Real Estate Debt Income Trust LP	110,418,535
680	Invesco Core Real Estate USA	127,434,994
799,259	Invesco Real Estate Asia Fund (Cayman) Unit Trust Class A Units	103,221,952
	LaSalle Property Fund LP
90,903	Class A Shares	150,626,518
35,258	Class B Shares	58,421,906
62,622	Mesa Core Lending Fund LP Class A	66,379,821
49,078	Met Life Commercial Mortgage Income Fund	50,409,981
1,749,470	RREEF America Reit II, LP	219,978,414
4,264	Trumbull Property Fund, LP	45,472,433
9,001	Trumbull Property Income Fund, LP	113,798,734
—	US Government Building, LP***	100,005,815

	Total Private Investment Funds	2,236,293,692

	(Cost $2,085,752,027)
Common Stocks - 9.9%
	Apartments/Single Family Residential - 1.7%
312,653	American Homes 4 Rent, REIT Class A Shares	7,600,595
132,991	Apartment Investment & Management Co., REIT Class A Shares	6,665,509
49,565	AvalonBay Communities, Inc., REIT	10,070,616
22,879	Canadian Apartment Properties, REIT (Canada)	844,892
57,725	Equity Residential, REIT	4,382,482
11,855	Essex Property Trust, Inc., REIT	3,460,830
506,119	Independence Realty Trust, Inc., REIT	5,855,797
245,778	Invitation Homes, Inc., REIT	6,569,646
537	Japan Rental Housing Investments, Inc., REIT (Japan)	417,387
40,991	Minto Apartment Real Estate Investment Trust, REIT (Canada)	588,783
74,375	UNITE Group, PLC, REIT (United Kingdom)	920,443

		47,376,980

	Diversified - 3.4%
11,502	ADO Properties SA (Luxembourg) 144A	475,811
2,341	Altarea SCA, REIT (France)	487,137
724,141	Arena, REIT (Australia)	1,392,970
370,005	Aroundtown SA (Luxembourg)	3,048,629
341,000	CapitaLand Retail China Trust, REIT (Singapore)	393,171
57,768	Castellum AB (Sweden)	1,104,517
66,550	Charter Hall Group, REIT (Australia)	505,993
20,625	CoreSite Realty Corp., REIT	2,375,381
50,950	Cousins Properties, Inc., REIT	1,842,861
14,360	Covivio, REIT (France)	1,503,062
1,578,500	Cromwell European Real Estate Investment Trust, REIT (Singapore)	861,558
3,497,259	Cromwell Property Group, REIT (Australia)	2,835,814
238,825	Cromwell Property Group, REIT ****(Australia)	192,817

Shares		Value

	Diversified - (continued)
16,002	Crown Castle International Corp., REIT	$2,085,861
22,338	Deutsche Wohnen SE (Germany)	819,676
177,545	Dexus, REIT (Australia)	1,617,898
24,900	Digital Realty Trust, Inc., REIT	2,932,971
379,000	Dream Industrial Real Estate Investment Trust (Canada)	3,415,066
312,200	Echo Investment SA (Poland)	334,054
51,343	Entra ASA (Norway) 144A	788,462
38,250	EPR Properties, REIT	2,853,068
16,174	Equinix, Inc., REIT	8,156,387
56,779	Fabege AB (Sweden)	854,484
8,014	Gecina SA, REIT (France)	1,199,234
310,205	GPT Group, REIT (Australia)	1,339,343
96,796	Inmobiliaria Colonial Socimi SA, REIT (Spain)	1,078,104
36,373	InterXion Holding NV ****(Netherlands)	2,767,622
399,828	Investec Australia Property Fund, REIT ****(Australia)	407,014
417,331	Irish Residential Properties, PLC, REIT (Ireland)	800,086
34,269	Klepierre, SA, REIT (France)	1,148,756
13,851	LEG Immobilien AG (Germany)	1,562,397
92,800	Liberty Property Trust, REIT	4,643,712
654,429	LondonMetric Property, PLC, REIT (United Kingdom)	1,753,610
721,200	Mapletree Logistics Trust, REIT (Singapore)	847,530
231,065	Merlin Properties Socimi SA, REIT (Spain)	3,205,477
191,600	Mitsubishi Estate Co., Ltd. (Japan)	3,563,122
164,400	Mitsui Fudosan Co., Ltd. (Japan)	3,983,629
359	Mitsui Fudosan Logistics Park, Inc., REIT (Japan)	1,220,364
2,661,000	New World Development Co., Ltd. (Hong Kong)	4,162,656
11,304	NSI NV, REIT (Netherlands)	478,803
231,202	Segro, PLC, REIT (United Kingdom)	2,143,984
1,698	Sekisui House Reit, Inc. (Japan)	1,269,386
68,091	Spirit Realty Capital, Inc., REIT	2,904,762
494,057	Stockland, REIT (Australia)	1,446,376
224,500	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,807,910
44,971	TLG Immobilien AG (Germany)	1,316,766
169,862	VICI Properties, Inc., REIT	3,743,758
44,651	Vonovia SE (Germany)	2,132,452
37,544	Weyerhaeuser Co., REIT	988,909
49,242	Wihlborgs Fastigheter AB (Sweden)	713,748

		95,507,158

	Health Care - 0.9%
655,845	Assura, PLC, REIT (United Kingdom)	531,386
227,786	HCP, Inc., REIT	7,284,596
105,022	Healthcare Trust Of America, Inc., REIT Class A Shares	2,880,753
182,920	Physicians Realty Trust, REIT	3,190,125
293,943	Primary Health Properties, PLC, REIT (United Kingdom)	497,974
158,077	Sabra Health Care REIT, Inc.	3,112,536
138,375	Senior Housing Properties Trust, REIT	1,144,361
21,500	Ventas, Inc., REIT	1,469,525
52,716	Welltower, Inc., REIT	4,297,936

		24,409,192

	Hotels - 0.4%
109,700	City Developments, Ltd. (Singapore)	767,819
112,327	Extended Stay America, Inc.	1,897,203
1,162,900	Far East Hospitality Trust, REIT (Singapore)	571,566

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Shares		Value

	Hotels - (continued)
6,210	Hilton Worldwide Holdings, Inc.	$606,965
236,675	Host Hotels & Resorts, Inc., REIT	4,312,218
2,389	Japan Hotel REIT Investment Corp. (Japan)	1,923,343
28,400	Pebblebrook Hotel Trust, REIT	800,312
107,687	Sunstone Hotel Investors, Inc., REIT	1,476,389

		12,355,815

	Mortgages - 0.0%
22,352	Two Harbors Investment Corp., REIT	283,200

	Office Properties - 1.0%
39,124	Alexandria Real Estate Equities, Inc., REIT	5,520,005
15,300	Allied Properties Real Estate Investment Trust, REIT (Canada)	553,443
10,525	Boston Properties, Inc., REIT	1,357,725
59,125	Brandywine Realty Trust, REIT	846,670
783,000	Champion REIT (Hong Kong)	652,525
246,377	City Office REIT, Inc.	2,954,060
62,491	Corporate Office Properties Trust, REIT	1,647,888
164	Daiwa Office Investment Corp., REIT (Japan)	1,175,829
91,975	Douglas Emmett, Inc., REIT	3,664,284
105,198	Hudson Pacific Properties, Inc., REIT	3,499,937
48,189	Kilroy Realty Corp., REIT	3,556,830
3,645	MCUBS MidCity Investment Corp., REIT (Japan)	3,428,122

		28,857,318

	Real Estate Operation/Development - 0.2%
163,587	Essential Properties Realty Trust, Inc., REIT	3,278,283
421,100	Leopalace21 Corp. ****(Japan)	1,089,708
55,281	TAG Immobilien AG (Germany)	1,277,316

		5,645,307

	Regional Malls - 0.4%
68,279	Macerich Co., The, REIT	2,286,664
26,839	Simon Property Group, Inc., REIT	4,287,799
105,662	Tanger Factory Outlet Centers, Inc., REIT	1,712,781
101,311	Taubman Centers, Inc., REIT	4,136,528

		12,423,772

	Residential - 0.1%
25,260	Sun Communities, Inc., REIT	3,238,079

	Shopping Centers - 0.4%
359	Kenedix Retail REIT Corp. (Japan)	881,392
130,300	Kimco Realty Corp., REIT	2,407,944
280,500	Link REIT (Hong Kong)	3,447,137
333,450	NewRiver REIT, PLC (United Kingdom)	754,617
575	Saul Centers, Inc., REIT	32,275
83,945	Weingarten Realty Investors, REIT	2,301,772

		9,825,137

	Storage - 0.4%
54,502	Big Yellow Group, PLC, REIT (United Kingdom)	684,883
81,976	CubeSmart, REIT	2,741,277
47,475	Life Storage, REIT	4,513,923
18,800	Public Storage, REIT	4,477,596

		12,417,679

	Warehouse/Industrial - 1.0%
387,100	AIMS APAC, REIT (Singapore)	414,852
277,314	Goodman Group, REIT (Australia)	2,926,165
510	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	633,864

Shares		Value

	Warehouse/Industrial - (continued)
190,846	Industrial Logistics Properties Trust, REIT	$3,973,414
1,162,140	Macquarie Mexico Real Estate Management SA de CV, REIT (Mexico) 144A	1,325,998
673,270	PLA Administradora Industrial S de RL de CV, REIT (Mexico)	1,055,484
176,338	Prologis, Inc., REIT	14,124,674
28,605	Rexford Industrial Realty, Inc., REIT	1,154,784
175,441	Safestore Holdings, PLC, REIT (United Kingdom)	1,366,890
125,337	WPT Industrial Real Estate Investment Trust (Canada)	1,652,255

		28,628,380

	Total Common Stocks	280,968,017

	(Cost $261,183,353)
Preferred Stock - 1.2%
	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent, REIT,
92,671	Series D, 6.50%	2,516,018
74,400	Series E, 6.35%	2,005,824
6,225	Series F, 5.88%	160,854
4,800	Series G, 5.88%	123,120
2,800	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	179,900
	National Retail Properties, Inc., REIT,
30,650	Series E, 5.70%	765,024
20,075	Series F, 5.20%	489,629

		6,240,369

	Diversified - 0.1%
7,125	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	186,675
	Digital Realty Trust, Inc., REIT,
13,600	Series C, 6.63%	373,864
10,900	Series G, 5.88%	273,808
1,350	Series J, 5.25%	33,520
2,100	Series K, 5.85%	54,747
	PS Business Parks, Inc., REIT,
13,875	Series V, 5.70%	357,142
2,850	Series Y, 5.20%	69,882
	Vornado Realty Trust, REIT,
7,650	Series K, 5.70%	190,102
4,700	Series L, 5.40%	117,453
3,225	Series M, 5.25%	79,077

		1,736,270

	Health Care - 0.0%
3,650	Senior Housing Properties Trust, REIT, 6.25%	88,987

	Hotels - 0.0%
825	Hersha Hospitality Trust, REIT, Series D, 6.50%	19,726
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	142,576
2,500	Series D, 6.38%	66,150
	Sunstone Hotel Investors, Inc., REIT,
3,325	Series E, 6.95%	90,606
8,825	Series F, 6.45%	230,730

		549,788

	Office Properties - 0.2%
1,875	Boston Properties, Inc., REIT, Series B, 5.25%	47,231

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	$102,000
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,137,422
84,675	VEREIT, Inc., Series F, 6.70%	2,134,657

		5,421,310

	Regional Malls - 0.3%
75,875	Brookfield Property REIT, Inc., Series A, 6.38%	1,880,941
28,250	Pennsylvania Real Estate Investment Trust, REIT, Series C, 7.20%	592,402
	Taubman Centers, Inc., REIT,
118,550	Series J, 6.50%	3,047,920
55,750	Series K, 6.25%	1,444,482

		6,965,745

	Shopping Centers - 0.2%
	Kimco Realty Corp., REIT,
10,825	Series I, 6.00%	270,517
4,650	Series J, 5.50%	116,948
1,225	Series K, 5.63%	30,368
5,875	Series L, 5.13%	144,172
5,475	Series M, 5.25%	133,973
32,886	Saul Centers, Inc., REIT, Series C, 6.88%	881,345
	SITE Centers Corp., REIT,
38,800	Series A, 6.38%	988,236
70,675	Series J, 6.50%	1,796,558
3,000	Series K, 6.25%	77,010
	Urstadt Biddle Properties, Inc., REIT,
17,300	Series G, 6.75%	444,956
63,325	Series H, 6.25%	1,685,078

		6,569,161

	Storage - 0.2%
48,350	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,249,848
	Public Storage, REIT,
875	Series B, 5.40%	22,199
3,275	Series D, 4.95%	80,598
5,225	Series E, 4.90%	128,065
800	Series F, 5.15%	19,984
25,950	Series G, 5.05%	642,782
2,250	Series H, 5.60%	58,928
47,950	Series V, 5.38%	1,194,434
13,100	Series W, 5.20%	325,404
9,125	Series X, 5.20%	226,391

		3,948,633

	Warehouse/Industrial - 0.0%
1,850	Monmouth Real Estate Investment Corp., REIT, Series C, 6.13%	44,234
2,675	QTS Realty Trust, Inc., REIT, Series A, 7.13%	68,935
	Rexford Industrial Realty, Inc., REIT,
5,550	Series A, 5.88%	147,297
31,550	Series B, 5.88%	809,573

		1,070,039

	Total Preferred Stock	32,590,302

	(Cost $31,796,798)

Par		Value

Corporate Debt - 1.3%
	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent LP, REIT,
$419,000	4.25%, 2/15/2028	$434,605
1,209,000	4.90%, 2/15/2029	1,317,375
	Essex Portfolio LP, REIT,
259,000	3.38%, 4/15/2026	264,935
	Mid-America Apartments LP, REIT,
119,000	4.30%, 10/15/2023	126,601
237,000	4.00%, 11/15/2025	251,049
	VEREIT Operating Partnership LP, REIT,
535,000	4.13%, 6/1/2021	549,220
868,000	4.63%, 11/1/2025	935,447
537,000	4.88%, 6/1/2026	581,151

		4,460,383

	Diversified - 0.1%
	Lexington Realty Trust, REIT,
38,000	4.25%, 6/15/2023	38,718
254,000	4.40%, 6/15/2024	261,684
	Liberty Property LP, REIT,
65,000	3.38%, 6/15/2023	66,720
1,480,000	4.40%, 2/15/2024	1,582,852
	Vornado Realty LP, REIT,
236,000	3.50%, 1/15/2025	241,049
	Washington Real Estate Investment Trust,
118,000	3.95%, 10/15/2022	122,310

		2,313,333

	Health Care - 0.3%
	HCP, Inc., REIT,
88,000	3.88%, 8/15/2024	92,319
342,000	3.40%, 2/1/2025	349,888
	Senior Housing Properties Trust, REIT,
1,004,000	6.75%, 4/15/2020	1,014,726
215,000	6.75%, 12/15/2021	227,880
917,000	4.75%, 2/15/2028	891,521
	Ventas Realty LP, REIT,
1,101,000	3.10%, 1/15/2023	1,121,151
435,000	3.75%, 5/1/2024	456,314
556,500	3.50%, 2/1/2025	576,542
816,000	3.25%, 10/15/2026	823,135
957,000	Ventas Realty LP / Ventas Capital Corp., REIT, 3.25%, 8/15/2022	979,046
	Welltower, Inc., REIT,
1,038,000	3.95%, 9/1/2023	1,092,662
803,000	4.50%, 1/15/2024	862,839
428,000	4.00%, 6/1/2025	451,300

		8,939,323

	Office Properties - 0.5%
	Alexandria Real Estate Equities, Inc., REIT,
1,394,000	3.90%, 6/15/2023	1,463,105
1,234,000	4.00%, 1/15/2024	1,306,108
539,000	Boston Properties LP, REIT, 5.63%, 11/15/2020	559,775
763,000	Brandywine Operating Partnership LP, REIT, 4.10%, 10/1/2024	795,521
846,000	Columbia Property Trust Operating Partnership LP, REIT, 4.15%, 4/1/2025	871,752

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Par		Value

	Office Properties - (continued)
	Corporate Office Properties LP, REIT,
$1,716,000	3.60%, 5/15/2023	$1,729,242
1,079,000	5.25%, 2/15/2024	1,157,018
458,000	Highwoods Realty LP, REIT, 3.63%, 1/15/2023	468,228
38,000	Kilroy Realty LP, REIT, 4.38%, 10/1/2025	40,633
	Office Properties Income Trust, REIT,
2,127,000	4.15%, 2/1/2022	2,158,989
2,778,000	4.00%, 7/15/2022	2,809,448
761,000	Piedmont Operating Partnership LP, REIT, 3.40%, 6/1/2023	763,871
248,000	Qualitytech LP / QTS Finance Corp. 144A, 4.75%, 11/15/2025	246,760
320,000	SL Green Realty Corp., REIT, 4.50%, 12/1/2022	336,070

		14,706,520

	Regional Malls - 0.0%
	CBL & Associates LP, REIT,
369,000	5.25%, 12/1/2023	267,525
881,000	4.60%, 10/15/2024	594,675

		862,200

	Shopping Centers - 0.1%
773,000	Kimco Realty Corp., REIT, 2.70%, 3/1/2024	771,885
57,000	Regency Centers Corp., REIT, 3.75%, 11/15/2022	59,196
304,000	Retail Properties of America, Inc., REIT, 4.00%, 3/15/2025	299,642
	SITE Centers Corp., REIT,
84,000	4.63%, 7/15/2022	87,538
974,000	3.63%, 2/1/2025	986,266
	Weingarten Realty Investors, REIT,
106,000	4.45%, 1/15/2024	111,824
243,000	3.25%, 8/15/2026	236,704

		2,553,055

	Storage - 0.1%
	CubeSmart LP, REIT,
253,000	4.80%, 7/15/2022	266,841
540,000	4.00%, 11/15/2025	567,681
1,713,000	LifeStorage LP/CA, REIT, 3.50%, 7/1/2026	1,714,436

		2,548,958

	Warehouse/Industrial - 0.0%
	Duke Realty LP, REIT,
106,000	3.63%, 4/15/2023	109,719
1,394,000	3.25%, 6/30/2026	1,417,996

		1,527,715

	Total Corporate Debt	37,911,487

	(Cost $37,152,273)

Par		Value

Commercial Mortgage Backed Securities - 3.6%
	BANK,
$29,313,074	0.82%, 11/15/2054 Ser 2017-BNK9, Class XA	$1,618,876
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A	884,082
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D, 144A	1,698,397
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	3,519,777
2,000,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A	1,779,314
3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E, 144A	2,184,233
	BENCHMARK Mortgage Trust,
12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE	1,105,055
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D, 144A	1,527,804
5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E, 144A	3,464,331
3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A	398,420
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D, 144A	1,828,118
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D, 144A	1,565,697
3,500,000	4.02%, 3/15/2052 Ser 2019-B9, Class A5	3,870,996
2,750,000	CD Mortgage Trust, 144A, 3.10%, 8/15/2051 Ser 2018-CD7, Class D	2,491,903
2,000,000	CGMS Commercial Mortgage Trust, 144A, 3.00%, 8/15/2050 Ser 2017-B1, Class D	1,682,662
	Citigroup Commercial Mortgage Trust,
49,682,821	0.76%, 3/10/2051 Ser 2018-B2, Class XA	2,585,578
1,000,000	3.22%, 6/10/2051 Ser 2018-C5, Class D, 144A	916,533
	Comm Mortgage Trust,
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A	2,121,681
3,250,000	4.08%, 3/10/2046 Ser 2013-CR6, Class E, 144A	2,999,887
2,932,500	5.00%, 3/10/2047 Ser 2014-UBS2, Class D, 144A	2,761,167
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A	2,617,131
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,323,031
3,620,000	4.26%, 2/10/2048 Ser 2015-LC19, Class E, 144A	3,071,865
2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D, 144A	1,953,405
4,000,000	4.23%, 5/10/2051 Ser 2018-COR3, Class A3	4,451,822
	CSAIL Commercial Mortgage Trust,
3,980,500	1.98%, 3/15/2052 Ser 2019-C15, Class XD, 144A	630,661
2,500,000	3.00%, 3/15/2052 Ser 2019-C15, Class D, 144A	2,205,310
7,500,000	4.05%, 3/15/2052 Ser 2019-C15, Class A4	8,261,490
	GS Mortgage Securities Trust, 144A,
2,000,000	4.75%, 8/10/2046 Ser 2013-GC14, Class F	1,767,876
3,500,000	4.97%, 4/10/2047 Ser 2014-GC20, Class D	3,115,639
1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E	1,305,906
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D	2,680,614
1,433,000	JP Morgan Chase Commercial Mortgage Securities Trust, 144A, 3.74%, 12/15/2046 Ser 2013-C16, Class E	1,283,632
	JPMBB Commercial Mortgage Securities Trust, 144A,
1,425,000	4.70%, 4/15/2047 Ser 2014-C19, Class D	1,447,811
3,500,000	3.91%, 11/15/2047 Ser 2014-C24, Class D	3,278,713

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Par		Value
$2,000,000	JPMCC Commercial Mortgage Securities Trust, 4.03%, 3/10/2052 Ser 2019-COR4, Class A5	$2,205,744
	Morgan Stanley Bank of America Merrill Lynch Trust, 144A,
2,153,000	4.12%, 5/15/2046 Ser 2013-C9, Class D	2,107,352
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D	1,082,144
3,576,000	4.40%, 10/15/2048 Ser 2015-C26, Class E	2,828,146
4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E	2,696,854
13,595,327	SG Commercial Mortgage Securities Trust, 1.99%, 10/10/2048 Ser 2016-C5, Class XA	1,304,749
	UBS-Barclays Commercial Mortgage Trust, 144A,
23,758,189	1.63%, 12/10/2045 Ser 2012-C4, Class XA	1,049,977
2,000,000	5.03%, 8/10/2049 Ser 2012-C3, Class D	2,013,652
	Wells Fargo Commercial Mortgage Trust, 144A,
2,020,000	2.88%, 5/15/2048 Ser 2015-NXS1, Class E	1,539,353
2,125,000	4.61%, 11/15/2048 Ser 2015-C31, Class E	1,674,578
	WFRBS Commercial Mortgage Trust, 144A,
2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D	2,155,509
2,000,000	3.90%, 9/15/2057 Ser 2014-C22, Class D	1,702,652

		102,760,127

	Total Commercial Mortgage Backed Securities	102,760,127

	(Cost $95,994,537)

Shares
Short-Term Investment - 4.5%
127,127,921	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 2.10%	$127,127,921

	(Cost $127,127,921)

	Total Investments - 99.4%	$2,817,651,546

	(Cost $2,639,006,909)
	Other Assets Net of Liabilities - 0.6%	18,023,254

	Net Assets — 100.0%	$2,835,674,800

*	Restricted Securities.
**	Partnership is not designated in units. The Fund owns approximately 16.1% of this Fund.
***	Partnership is not designated in units. The Fund owns approximately 5.8% of this Fund.
****	Non-income producing security.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	82.5%
Short-Term Investment	4.5%
Commercial Mortgage Backed Securities	3.6%
Apartments/Single Family Residential	2.1%
Office Properties	1.7%
Health Care	1.2%
Warehouse/Industrial	1.0%
Regional Malls	0.7%
Shopping Centers	0.7%
Storage	0.7%
Hotels	0.4%
Real Estate Operation/Development	0.2%
Residential	0.1%
Mortgages.	0.0%
Other Assets Net of Liabilities	0.6%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the Investment Company Act of 1940, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the June 30, 2019 portfolio of investments presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents which may differ from the valuations used by the Fund in its June 30, 2019 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

It is the Fund’s policy to recognize transfers in and out of the levels at the value at the beginning of the period. For the period ended June 30, 2019, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Total Market Value at 06/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$280,968,017	$280,968,017	$—	$—
Preferred Stocks*	32,590,302	32,590,302	—	—
Corporate Debt*	37,911,487	—	37,911,487	—
Commercial Mortgage Backed Securities	102,760,127	—	102,760,127	—
Short-Term Investments	127,127,921	127,127,921	—	—

Subtotal	$581,357,854	$440,686,240	$140,671,614	$—

Private Investment Funds*	$2,236,293,692

Total	$2,817,651,546

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

Foreign Currency- Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited) (continued)

As of June 30, 2019, the Fund invested in the following restricted securities:

Security (a)	Acquisition Date (b)	Shares		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	132,272		$124,788	$136,454	$—	4.8%	45 Days
Class B Shares	7/2/2013	47,116		44,462	48,606	—	1.7%	45 Days
AEW Value Investors US LP	8/17/2017	(i	)	25,000	24,830	25,000	0.9%	(e)
Barings Core Property Fund LP	9/30/2013	562,619		66,625	75,177	—	2.6%	30 Days(f)
Barings European Core Property Fund LP	6/13/2017	63,921		71,985	75,667	—	2.7%	60 Days
CBRE U.S Core Partners REIT Operating LP	3/29/2018	74,093,483		103,149	106,532	6,851	3.8%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	39,221		50,000	50,478	—	1.8%	(g)
Clarion Lion Properties Fund LLC	7/1/2013	158,382		211,180	241,438	—	8.5%	90 Days
Harrison Street Core Property Fund	8/13/2014	86,966		113,000	119,651	—	4.2%	45 Days
Heitman America Real Estate LP	12/2/2014	172,306		200,000	211,291	—	7.5%	90 Days
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	107,563		110,000	110,419	40,000	3.9%	90 Days
Invesco Core Real Estate USA	12/31/2013	680		114,500	127,435	—	4.5%	45 Days
Invesco Real Estate Asia Fund (Cayman) Unit Trust Class A Units	9/30/2014	799,259		98,426	103,222	10,000	3.6%	45 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	90,903		139,423	150,627	—	5.3%	45 Days
Class B Shares	8/31/2015	35,258		54,077	58,422	—	2.1%	45 Days
Mesa Core Lending Fund LP Class A	7/15/2015	62,622		66,079	66,380	13,921	2.3%	30 Days
Met Life Commercial Mortgage Income Fund	10/1/2015	49,078		50,000	50,410	—	1.8%	90 Days
RREEF America Reit II, LP	9/30/2013	1,749,470		196,820	219,978	2,500	7.8%	45 Days
								60 Days
Trumbull Property Fund, LP	9/30/2013	4,264		45,738	45,472	—	1.6%	(h)
Trumbull Property Income Fund, LP	4/1/2016	9,001		107,500	113,799	—	4.0%	60 Days
US Government Building, LP	5/1/2014	(d	)	93,000	100,006	—	3.5%	60 Days

Total				$2,085,752	$2,236,294	$98,272	78.9%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)	Partnership is not designated in units. The Fund owns approximately 5.8% at June 30, 2019.
(e)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(f)	As of June 30, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over the next 1-2 quarters.
(g)	Shares are subject to an initial lockup period ending March 1 2021; with redemption notification period of 90 days.
(h)	As of June 30, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over time.
(i)	Partnership is not designated in units. The fund owns approximately 16.1% at June 30, 2019.